Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0001591698
Registrant Name	Paylocity Holding Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A